Note 11 - Derivative Financial Instruments - Derivative Financial Assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Derivatives financial assets	$ 88
Put option 1 [member]
Statement Line Items [Line Items]
Derivatives financial assets	$ 88